Loan Principal and Financing Service Fee Receivables - Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables (Detail) - Consumer Portfolio Segment [Member] - Uncollateralized [Member]
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		¥ 827,811,271	¥ 142,117,898
Current		8,449,987,429	4,877,508,261
(USD) Total	$ 1,425,971,551	9,277,798,700	5,019,626,159
Loan Principal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		805,914,747	138,830,271
Current		8,343,133,619	4,831,016,428
(USD) Total	1,406,182,987	9,149,048,366	4,969,846,699
Financing Service Fee Receivables [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		21,896,524	3,287,627
Current		106,853,810	46,491,833
(USD) Total	$ 19,788,564	128,750,334	49,779,460
Financing Receivables, 1 to 30 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		413,085,874	76,684,251
Financing Receivables, 1 to 30 Days Past Due [Member] | Loan Principal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		401,975,318	74,833,461
Financing Receivables, 1 to 30 Days Past Due [Member] | Financing Service Fee Receivables [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		11,110,556	1,850,790
Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		129,866,745	20,305,480
Financing Receivables, 31 to 60 Days Past Due [Member] | Loan Principal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		124,456,568	19,548,573
Financing Receivables, 31 to 60 Days Past Due [Member] | Financing Service Fee Receivables [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		5,410,177	756,907
Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		103,664,840	15,357,740
Financing Receivables, 61 to 90 Days Past Due [Member] | Loan Principal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		98,289,049	14,677,810
Financing Receivables, 61 to 90 Days Past Due [Member] | Financing Service Fee Receivables [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		5,375,791	679,930
Financing Receivables, 91 to 120 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		81,133,077	11,429,365
Financing Receivables, 91 to 120 Days Past Due [Member] | Loan Principal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		81,133,077	11,429,365
Financing Receivables, 121 to 150 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		60,811,562	9,186,682
Financing Receivables, 121 to 150 Days Past Due [Member] | Loan Principal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		60,811,562	9,186,682
Financing Receivables, 151 to 180 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		39,249,173	9,154,380
Financing Receivables, 151 to 180 Days Past Due [Member] | Loan Principal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due		¥ 39,249,173	¥ 9,154,380